Fees Summary	Jun. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 167,807,500.00
Total Fee Amount	23,174.22
Total Offset Amount	0.00
Net Fee	$ 23,174.22
Offering Table N/A
Offset Table N/A	N/A